Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows:

	E-Commerce	Jiedian	Total
	RMB	RMB	RMB
Balance at January 1, 2017	15,291	-	15,291
Goodwill acquired (Note 4)	-	105,219	105,219
Balance at December 31, 2017	15,291	105,219	120,510
Impairment of Goodwill	(15,291)	-	(15,291)
Balance at December 31, 2018	-	105,219	105,219